Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (14,001,087)		$ (1,450)	$ (5,047,405)
Net loss per share attributable to common stockholders:
Basic and diluted	27,432,558		6,000,000 [1]	22,803,959
Basic and diluted	$ 0.00		$ 0.00	$ 0.00
Sarcos Corp and Subsidiaries
Numerator:
Net loss	$ (5,263)	$ (5,205)		$ (10,461)	$ (10,156)	$ (20,926)	$ (18,040)
Net loss per share attributable to common stockholders:
Basic and diluted	8,176,446	7,787,060		8,176,001	7,657,025	7,887,760	6,896,258
Basic and diluted	$ (0.64)	$ (0.67)		$ (1.27)	$ (1.33)	$ (2.65)	$ (2.62)
Sarcos Corp and Subsidiaries | Common Class A [Member]
Numerator:
Net loss	$ (113)	$ (83)		$ (224)	$ (156)	$ (369)	$ (275)
Net loss per share attributable to common stockholders:
Basic and diluted	176,445	123,141		176,000	118,106	138,898	105,163
Basic and diluted	$ (0.64)	$ (0.67)		$ (1.27)	$ (1.33)	$ (2.65)	$ (2.62)
Sarcos Corp and Subsidiaries | Common Class B [Member]
Numerator:
Net loss	$ (5,107)	$ (5,122)		$ (10,194)	$ (10,000)	$ (20,557)	$ (17,765)
Net loss per share attributable to common stockholders:
Basic and diluted	8,000,001	7,663,919		8,000,001	7,538,919	7,748,862	6,791,095
Basic and diluted	$ (0.64)	$ (0.67)		$ (1.27)	$ (1.33)	$ (2.65)	$ (2.62)

[1]	Excluded up to 900,000 shares of Class B common stock that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5). On January 14, 2021, the Company effected a stock dividend of 0.2 shares of Class B common stock for each outstanding share of Class B common stock, resulting in an aggregate of 6,900,000 shares outstanding (see Note 5). All share and per-share amounts have been retroactively restated to reflect the stock dividend.